Acquisition of Goods and Services - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Acquisition of goods and services	€ 8,186	€ 8,388	€ 7,793
Increase (decrease) by acquisition of goods and services	(202)	595
IFRS 16 [member]
Disclosure of detailed information about business combination [line items]
Reclassification from lease and rental costs to cost of services	€ 279	€ 301